NET LOSS PER SHARE (Schedule of Net Profit (Loss) Per Share from Continuing and Discontinued Operations) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic and Diluted loss per share:
Profit (loss) from from continuing operations	$ 0.08	$ (0.21)	$ (0.62)
Profit (loss) from discontinued operation	0.10	0.17	(0.33)
Total Basic and diluted profit loss per share	$ 0.18	$ (0.04)	$ (0.95)